Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates for the Respective Periods

Translation of amounts from HKD, SGD and RMB into US$ has been made at the following exchange rates for the respective periods:

	June 30, 2026	December 31, 2025
HKD exchange rate for balance sheet items, except for equity accounts	7.8420	7.7833
SGD exchange rate for balance sheet items, except for equity accounts	1.2941	1.2859
RMB exchange rate for balance sheet items, except for equity accounts	6.7851	6.9931

	For the Six Months Ended June 30,
	2026	2025
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8243	7.7917
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.2775	1.3237
RMB exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	6.8624	7.2526

Schedule of Disaggregate Revenue

For the six months ended June 30, 2026 and 2025, the Company disaggregate revenue into two revenue streams as the following table:

	For the Six Months Ended June 30,
	2026	2025
Revenues
Sales of cosmetics and other beauty products	$57,003,534	$43,777,664
Provision of operation services	2,714,653	2,876,483
Total revenue	$59,718,187	$46,654,147

The Company disaggregates revenue by timing of revenues recognition as the following table:

	For the Six Months Ended June 30,
	2026	2025
Revenues
Goods transferred at a point in time	$57,003,534	$43,777,664
Services transferred over time	2,714,653	2,876,483
Total revenue	$59,718,187	$46,654,147

Schedule of Other Operating Expenses are Reviewed in Aggregate
	For the Six Months Ended June 30,
	2026	2025
Revenues	$59,718,187	$46,654,147
Cost of revenues	(51,395,500)	(39,792,626)
Promotion and advertising expenses	(1,396,906)	(1,680,665)
Other operating expenses	(5,282,758)	(3,686,664)
Total other expenses, net	(227,036)	(124,382)
Income tax expenses	(452,285)	(1,537,266)
Net income (loss) from continuing operations	$963,702	$(167,456)